Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Loss for the year	$ (17,968,598)	$ (14,815,596)	$ (11,902,687)
Adjustments for:
Share-based payment	1,314,420	629,950	429,000
Finance cost	96,444	96,385	71,783
Change in fair value of warrant liabilities			(3,409)
Interest income	(71,693)	(81,517)	(85,482)
Depreciation of property, plant and equipment	1,521,725	1,510,213	1,942,735
Amortization of prepaid lease payments and trademark	14,545	14,307	19,009
Amortization of subsidies prepaid to distributors		401,259	910,537
Amortization of prepayments and premiums under operating leases	107,088	105,340	118,783
Provision/(reversal) of inventory obsolescence	196,124	101,256	(1,667)
Bad debt provision of trade receivables			331,196
Gain on disposal of property, plant and equipment	940	2,418	1,441
Provision of impairment loss in property, plant and equipment	13,311,557
Provision of impairment loss in prepayments			11,649,038
Operating cash flows before movements in working capital	(1,477,448)	(12,035,985)	3,480,277
Decrease in trade and other receivables	1,941,336	13,983,781	7,265,940
Decrease in inventories	294,204	669,923	889,384
Increase/(decrease) in trade and other payables	2,036	522,839	(1,080,978)
(Decrease)/increase in income tax payable		(263,333)	155,632
Increase in deferred tax assets	(5,422,119)	(4,598,061)	(3,779,923)
Prepayments and premiums paid under operating leases	958,638	3,645,471	(1,761,155)
Subsidies prepaid to distributors			(910,537)
CASH GENERATED FROM OPERATING ACTIVITIES	(3,703,353)	1,924,635	4,258,640
Income tax paid		(2,385)	(1,064,351)
NET CASH FROM/(USED IN) OPERATING ACTIVITIES	(3,703,353)	1,922,250	3,194,289
INVESTING ACTIVITIES
Interest received	71,693	81,517	85,482
Purchase of property, plant and equipment	(18,761)	(946,882)	(40,037)
NET CASH FROM/(USED IN) INVESTING ACTIVITIES	52,932	(865,365)	45,445
FINANCING ACTIVITIES
Interest paid	(96,444)	(96,385)	(71,783)
New bank loans raised	1,130,840	1,557,336	1,578,289
Repayment of borrowings	(1,583,175)	(1,557,336)
Advance from related party	299,542	387,030	173,003
Repayment to related party	(7,633)	(1,386,555)
NET CASH FROM/(USED IN) FINANCING ACTIVITIES	(256,870)	(1,095,910)	1,679,509
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(3,907,291)	(39,025)	4,919,243
Effects of currency translation	(1,117,062)	1,513,140	(1,556,982)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	26,050,456	24,576,341	21,214,080
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 21,026,103	$ 26,050,456	$ 24,576,341